Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Receivables [Abstract]
All other loans greater	$ 500,000
Commercial lines greater	250,000
Personal lines of credit greater	100,000
Unsecured loans greater	$ 100,000
Number of contracts	3	5
Number of loans terms extended	3	5
Number of loans on which interest rate was lowered	1	1